Financial assets at fair value through profit or loss - Financial assets at fair value through profit or loss (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Customers Deposits	₩ 1,841,473	₩ 1,705,724